SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)					1 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2025 USD ($)	May 01, 2025 HKD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 HKD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Defined benefit plan cost						$ 11,575		$ 9,960
Operating loss						3,044,854	12,381	1,466,823	4,995
Net cash used in operating activities						1,068,796	30,615	625,314	7,877
Cash						340,331	459,809	459,809
Current liabilities						5,417,484	3,535,438	3,535,438	325,706
Accounts receivable, allowance for credit loss								0	0
Reversal for credit losses								(13)
Impairment of definite lived intangible assets								0	0
Deferred offering costs								30,528
Loss in equity method investments, net of tax									42,988
Impairment of long lived assets								$ 0	0
Lessee, operating lease, term of contract								12 months
Deferred revenue						38,560		$ 39,096
Deferred revenue recognized						$ 39,096
Defined benefit plan, net periodic benefit cost	$ 50,107	$ 390,000	$ 50,107	$ 390,000